Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments And Risk Management
Schedule of Financial Instruments and Fair Value

The financial instruments, classified in accordance with the accounting principles, are as follows:

		Dec. 31, 2024		Dec. 31, 2023
	Level	Balance	Fair value	Balance	Fair value
Financial assets
Amortized cost (1)
Marketable securities – Cash investments		142	142	11	11
Accounts receivable from Customers and traders; Concession holders (transmission service)		5,850	5,850	5,477	5,477
Restricted cash		235	235	31	31
Accounts receivable from the State of Minas Gerais (AFAC)		40	40	13	13
Concession financial assets – CVA (Parcel ‘A’ Costs Variation Compensation) Account and Other financial components		1,296	1,296	806	806
Concession grant fee – Generation concessions		3,098	3,098	3,031	3,031
		10,661	10,661	9,369	9,369
Fair value through profit or loss
Cash equivalents – Cash investments	2	1,629	1,629	1,342	1,342
Marketable securities
Bank certificates of deposit (CDBs)	2	-	-	74	74
Financial Notes – Banks	2	279	279	475	475
Treasury Financial Notes (LFTs)	1	72	72	214	214
		1,980	1,980	2,105	2,105
Derivative financial instruments (Swaps)	2	-	-	368	368
Concession financial assets – Distribution infrastructure	3	2,807	2,807	1,920	1,920
Indemnifiable receivable – Generation	3	871	871	784	784
		5,658	5,658	5,177	5,177
		16,319	16,319	14,546	14,546

Financial liabilities
Amortized cost (1)
Loans and debentures (2)		(12,280)	(11,934)	(9,831)	(9,831)
Debt with pension fund (Forluz)		-	-	(90)	(90)
Deficit of pension fund (Forluz)		(494)	(484)	(521)	(521)
Concessions payable		(27)	(27)	(28)	(28)
Suppliers		(2,952)	(2,952)	(3,017)	(3,017)
Leasing liabilities (Adjusted for remeasurements)		(429)	(429)	(433)	(433)
Sector financial liabilities		(16)	(16)	-	-
		(16,198)	(15,842)	(13,920)	(13,920)

(1)	The book value represents the approximate fair value amount, except for loans, debentures and pension fund deficit equalization in relation to the amounts as of December 31, 2024.
(2)	The fair value presented is net of the transaction costs and anticipated resources presented in note 20.

Schedule of Derivative Instruments Contracted Realized Gain

The gains and losses realized in 2024 and 2023 are shown below:

Assets	Liability	Maturity period	Product	Trade market	Notional amount	Realized gain / loss
						2024	2023
US$ exchange variation + Rate (9.25% p.y.)	Local currency R$ + 149.99% of CDI	Interest: Half-yearly Principal: Dec. 2024	Swap + Options	Over the counter	US$120.000	212	97
US$ exchange variation + Rate (9.25% p.y.)	Local currency R$ + 125.54% of CDI	Interest: Half-yearly Principal: Dec. 2024	Swap + Options	Over the counter	US$261.110	302	87
US$ exchange variation higher than R$5.1110	US$ exchange variation higher than R$5.1110	April 13, 2023 December 05, 2023	NDF	Over the counter	US$392.344	-	(79)
US$ exchange variation higher than R$4.9675	US$ exchange variation higher than R$4.9675	December 05, 2023 December 19, 2023	NDF	Over the counter	US$376.550	-	(38)
						514	67

Schedule of Derivative Instruments Contracted

The net exposure to exchange rates is as follows:

Exposure to exchange rates	Dec. 31, 2024		Dec. 31, 2023

	Foreign currency	R$	Foreign currency	R$
US dollar
Loans and financing (note 20)	-	-	(384)	(1,857)
Suppliers (Itaipu Binacional)	(34)	(210)	(50)	(240)
	(34)	(210)	(434)	(2,097)
Net liabilities exposed		(210)		(2,097)

Schedule of Fair Value of Derivative Hedge Instrument One

The Company has prepared a sensitivity analysis of the effects on the Company’s net income arising from depreciation of the Real exchange rate considering an adverse scenario in relation to the probable scenario.

Risk: foreign exchange rate exposure	Dec. 31, 2024	Dec. 31, 2025
	Book value	Probable' scenario	Adverse scenario
		Dollar R$5.7	Dollar R$6.48
US dollar
Suppliers (Itaipu Binacional)	(210)	(194)	(220)
Net liabilities exposed	(210)	(194)	(220)
Net effect of exchange rate fluctuation		16	(10)

Schedule of Net Assets Exposure to Exchange Rates

This exposure occurs as a result of net assets indexed to variation in interest rates, as follows:

	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash equivalents – Cash investments – CDI	1,629	1,342
Marketable securities – CDI / Selic	493	774
Generation indemnity revenue	871	784
Restricted cash – CDI	235	31
CVA and in tariffs (Note 12.d) – Selic	1,296	806
	4,524	3,737
Liabilities
Loans and debentures (Note 20) – CDI	(4,882)	(3,508)
Sector financial liabilities (note 12.d)	(16)	-
	(4,898)	(3,508)
Net liabilities exposed (1)	(374)	229

Schedule of Exposure to Exchange Rates

The Company made a sensitivity analysis of the effects on results considering an adverse scenario in relation to the probable scenario, as shown in the table below. The CDI rate follows the Selic rate.

Risk: Increase in Brazilian interest rates	Dec. 31, 2024	Dec. 31, 2025
	Book value	Probable' scenario	Adverse scenario
		Selic 15%	Selic 15.25%
		TJLP 7.94%	TJLP 8.26%
Assets
Cash equivalents	1,629	1,873	1,877
Marketable securities	493	566	568
Generation indemnity revenue (nota 12.b)	871	1,001	941
Restricted cash	235	270	271
CVA and Other financial components – SELIC (Note 12.d)	1,296	1,490	1,493
	4,524	5,200	5,150
Liabilities
Loans and financing (Note 20) – CDI	(4,882)	(5,614)	(5,627)
CVA and Other financial components – SELIC (Note 12.d)	(16)	(18)	-
	(4,898)	(5,632)	(5,627)

Net liabilities exposed	(374)	(432)	(477)
Net effect of fluctuation in interest rates		(58)	(103)

Schedule of Risk of Increase in Inflation

This table presents the Company’s net exposure to inflation index:

Exposure to increase in inflation	Dec. 31, 2024	Dec. 31, 2023
Assets
Concession financial assets related to Distribution infrastructure - IPCA	2,807	1,920
Concession Grant Fee – IPCA (Note 12.c)	3,098	3,031
	5,905	4,951
Liabilities
Loans and debentures – IPCA and IGP-DI (Note 20)	(7,547)	(4,522)
Debt with pension fund (Forluz) – IPCA	-	(90)
Deficit of pension plan (Forluz) – IPCA	(494)	(521)
Leasing liabilities	(429)	(433)
	(8,470)	(5,566)
Net liabilities exposed	(2,565)	(615)
(1)	Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (Aneel) after the 4th tariff review cycle.

Schedule of Exposure to Exchange Rates Risk	The Company has prepared a sensitivity analysis of the effects on its net income arising from reductions in rates in an adverse scenario.

	Dec. 31, 2024	Dec. 31, 2025
	Book value	Probable' scenario	Adverse scenario
		IPCA 4.5%	IPCA 8.08%
		IGPM 3.76%	IGPM 9.47%
Assets
Concession financial assets related to Distribution infrastructure – IPCA (1)	2,715	2,837	2,934
Concession financial assets related to gas distribution infrastructure – IGPM	92	96	101
Concession Grant Fee – IPCA (Note 12.c)	3,098	3,238	3,349
	5,905	6,171	6,384
Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 20)	(7,547)	(7,887)	(8,157)
Deficit of pension plan (Forluz)	(494)	(516)	(534)
Leasing liabilities	(429)	(449)	(464)
	(8,470)	(8,852)	(9,155)
Net liability exposed	(2,565)	(2,681)	(2,771)
Net effect of fluctuation in IPCA and IGP–M indexes		(116)	(206)

(1)	Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (ANEEL) after the 4th tariff review cycle.

Schedule of Financial Instruments at Interest Rates

The flow of payments of the Company’s obligation to suppliers, debts with the pension fund, Loans and debentures, at floating and fixed rates, including future interest up to contractual maturity dates, is as follows:

	Up to 1 month		1 to 3 months		3 months to 1 year		1 to 5 years		Over 5 years		Total
	Principal	Interest	Principal	Interest	Principal	Interest	Principal	Interest	Principal	Interest
Financial instruments at interest rates:
- Floating rates (*)
Loans and debentures	-	-	324	216	2,414	706	5,354	2,217	5,902	1,513	18,646
Onerous concessions	-	-	1	-	3	-	14	-	15	-	33
Deficit of the pension plan (FORLUZ)	5	2	10	5	45	21	304	81	207	15	695
	5	2	335	221	2,462	727	5,672	2,298	6,124	1,528	19,374
- Fixed rate
Suppliers	2,787	-	163	-	2	-	-	-	-	-	2,952
Total	2,792	2	498	221	2,464	727	5,672	2,298	6,124	1,528	22,326

(*) The lease payment flow is presented in note 17.

Schedule of Credit Exposure

Banks that exceed these thresholds are classified in three groups, in accordance with their equity value, plus a specific segment comprising those whose credit risk is associated only with federal government, and within this classification, limits of concentration by group and by institution are set:

		Limit per bank (% of equity) (1) (2)
Group	Equity	AAA	AA	A	BBB
Federal Risk	-	10%	10%	10%	10%
A1	Equal or over R$10 billion	9%	8%	7%	6%
A2	Between R$5 billion and R$10 billion	8%	7%	6%	5%
A3	Between R$2 billion and R$5 billion	7%	6%	5%	4%
A4	Between R$800 million and R$2 billion	6%	5%	4%	-

1.	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.
2.	When the institution has different ratings from different risk rating agencies, the rating that is most favorable for the institution is taken into account.

Schedule of measures arising from non-compliance of quality criteria and parameters for economic and financial sustainability

As of 2021, the contract established that failure to meet the quality criteria for three consecutive years or the minimum parameters for economic and financial sustainability for two consecutive years will result in the opening of forfeiture proceedings. This rule was regulated by Normative Resolution 948/2021, summarized as follows:

Indicator	Criteria	Measures arising from non-compliance
Economic and financial management	In the base year	Capital contribution (1)
Limitation on the distribution of dividends and interest on own capital
Restrictive regime for contracts with related parties
Economic and financial management	2 consecutive years	Expiry of the concession
Quality of supply	In the base year	Results plan (2)
Quality of supply	2 consecutive years or 3 of the previous 5 calendar years	Limitation on the distribution of dividends and interest on own capital (3)
Quality of supply	3 consecutive years	Expiry of the concession

(1)	Within 180 days of the end of each financial year, for the total insufficiency that occurs in reaching the Minimum Parameter for Economic and Financial Sustainability.
(2)

Failure to comply with any of the DEC or FEC limits for one year makes it compulsory for the concessionaire to present a Results Plan, which must be submitted for Aneel's prior acceptance and monitored in its execution by the inspection areas.

(3)	This limitation will come into effect on January 1st of the calendar year following the year in which the indicator was not met.